      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 1999


                                                               FILE NO. 33-45671
                                                               FILE NO. 811-6557

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                     FORM N-1A
                              REGISTRATION STATEMENT
                                       UNDER
                            THE SECURITIES ACT OF 1933                                  / /
                          POST-EFFECTIVE AMENDMENT NO. 26                               /X/

                                        AND

                         REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                                / /
                                 AMENDMENT NO. 28                                       /X/
                                 STI CLASSIC FUNDS
                (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  2 OLIVER STREET
                            BOSTON, MASSACHUSETTS 02109
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

         REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                    MARK NAGLE
                            C/O SEI INVESTMENTS COMPANY
                              ONE FREEDOM VALLEY ROAD
                             OAKS, PENNSYLVANIA 19456
                      (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:


           RICHARD W. GRANT, ESQ.                        JOHN H. GRADY, JR., ESQ.
         MORGAN, LEWIS & BOCKIUS LLP                    MORGAN, LEWIS & BOCKIUS LLP
             1701 MARKET STREET                             1701 MARKET STREET
           PHILADELPHIA, PA 19103                         PHILADELPHIA, PA 19103


                                                                        Units of Beneficial
Title of Securities Being Registered.............................                  Interest

    It is proposed that this filing will become effective (check appropriate box)


           Immediately upon filing pursuant to paragraph (b), or On [date] pursuant to paragraph (b), or 60 days after filing pursuant to paragraph (a) or
X 75 days after filing pursuant to paragraph (a) or On September 28, 1998 pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUND:


    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional
U.S. Government Securities Money Market Fund (the "Fund"). Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Fund dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

May __, 1999

2

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Shares of the Classic Institutional U.S. Government Securities Money Market Fund (the "Fund") are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.


                               TABLE OF CONTENTS

Expense Summary......................          3
The Trust............................          4
The Fund and its Investment
 Objectives and Policies.............          4
General Investment Policies and
 Strategies..........................          5
Investment Risks.....................          6
Investment Limitations...............          6
Performance Information..............          7
Purchase of Fund Shares..............          7
Redemption of Fund Shares............          8
Dividends and Distributions..........          8
Tax Information......................          9
STI Classic Funds Information........         10
The Trust............................         10
Board of Trustees....................         10
Investment Advisor...................         10
Banking Laws.........................         11
Distribution.........................         11
Administration.......................         12
Transfer Agent and Dividend
 Disbursing Agent....................         12
Custodian............................         12
Legal Counsel........................         12
Independent Public Accountants.......         12
Other Information....................         12
Voting Rights........................         12
Reporting............................         13
Shareholder Inquiries................         13
Description of Permitted
 Investments.........................         13

3


                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for shares of the Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                 CLASSIC INSTITUTIONAL
                                                              U.S. GOVERNMENT SECURITIES
                                                                   MONEY MARKET FUND
----------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............              .12%
All Other Expenses (after voluntary reductions)(2)..........              .13%
----------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....              .25%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from the Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Fund would be .20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from the Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Fund would be .17%.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be .37%.


                                                                          CLASSIC INSTITUTIONAL
                                                                       U.S. GOVERNMENT SECURITIES
                                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................                   $ 3
    Three Years....................................................                     8
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

4

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional U.S. Government Securities
Money Market Fund (the "Fund") described below.

THE FUND AND ITS INVESTMENT OBJECTIVES AND POLICIES

The Classic Institutional U.S. Government Securities Money Market Fund will invest solely in (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government;(iii) repurchase agreements involving any of the foregoing obligations; and (iv) shares of registered money market funds that invest in the foregoing.

It is a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

The Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require the Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less.

5

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

The Fund may engage in securities lending or enter into repurchase agreements and will limit such practice in either case to 33 1/3% of its total assets.

It is a non-fundamental policy of the Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

6


INVESTMENT RISKS

GOVERNMENT SECURITIES

Guarantees of the Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

7

PERFORMANCE INFORMATION

From time to time the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

8


Purchase orders for the Fund will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before [1:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time] on such day. Otherwise, purchase orders for the Fund will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of the Fund is declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are

9


paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

10


STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Share-holders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR






The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $76 billion as of June 30, 1998. SunTrust ranks among the twenty largest U.S. banking companies. Its four principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc., SunTrust Banks of Tennessee, Inc., and Crestar Bank provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $103 billion as of June 30, 1998.

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to the Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement,         is entitled to receive advisory fees

11


computed daily and paid monthly at the annual rate of .20% of the average daily net assets of the Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by the Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Shares of the Fund are offered primarily to institutional investors,

12


including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Investments Mutual Fund Services (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of [0.08%] of the average daily net assets of the Fund.

From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Fund to the amounts in the Fund's Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

13

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Fund. Further discussion is contained in the Statement of Additional Information.

14


ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially

15


earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

16


RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

17


SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

18


U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, INC.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Investments Mutual Fund Services   Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR
                                SEI Investments
                                Distribution Co.

                                   PROSPECTUS



                             CLASSIC INSTITUTIONAL
                           U.S. GOVERNMENT SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR

                                  MAY ___, 1999


                                     [LOGO]

                                 INVESTMENT ADVISOR:

                           Trusco Capital Management, Inc.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic U.S. Government Securities Money Market Fund prospectus dated _________, 1999. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                            PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . .B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .B-7
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-8
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-9
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-10
THE TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-10
THE CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-10
INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . B-10
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-10
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . B-11
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . B-15
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . B-16
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . B-17
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-18
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-19
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . B-19
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . B-22
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-22






____________, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic U.S. Government Securities Money Market Fund (the "Fund"), which currently offers one class of shares.


DESCRIPTION OF PERMITTED INVESTMENTS




INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.


Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include restricted securities. The Fund may invest up to 10% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


SECURITIES LENDING

The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.
Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.


STANDBY COMMITMENTS AND PUTS

The Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.


The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of the Fund calculated immediately after any such put is acquired.


STRIPS

The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Fund that have a remaining maturity of 397 days or less; therefore, the Fund currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Fund.


U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


VARIABLE RATE MASTER DEMAND NOTES

The Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The term "a majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.


2. Borrow money except for temporary or emergency purposes and then only in a amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


3. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as permitted by applicable law.


4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending or repurchase agreements.


5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The Fund may not purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The Fund may not invest in interests in oil, gas or other mineral explorations or development programs and oil, gas or mineral leases.


1. The Fund may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."


2. The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.


3. The Fund may not purchase securities of other investment companies except [for money market funds and CMOs and REMICs deemed to be investment companies and then only] as permitted by the 1940 Act and the rules and regulations thereunder. [Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.]

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc., (the "Advisor") have entered into an advisory agreement with the Trust (the "Advisory Agreement").

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $ 76 billion as of June 30, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Fund's shares; but
- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Fund or from purchasing Fund shares as agent for and upon the order of a customer.


The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Portfolios.

INDEPENDENT PUBLIC ACCOUNTANTS

_________________,  serves as independent public accountants for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

--------------------
* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:

-----------------------------------------------------------------------------------------------------------
                                                          ESTIMATED
                                           PENSION OR       ANNUAL    TOTAL COMPENSATION FROM FUND AND FUND
                             AGGREGATE     RETIREMENT      BENEFITS          COMPLEX PAID TO TRUSTEES
                           COMPENSATION     BENEFITS         UPON
     NAME OF PERSON,         FROM FUND     ACCRUED AS     RETIREMENT
         POSITION                         PART OF FUND
                                            EXPENSES
-----------------------------------------------------------------------------------------------------------
 Daniel S. Goodrum,             $             N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------
 Wilton Looney, Trustee         $             N/A            N/A      $        for service on two boards
-----------------------------------------------------------------------------------------------------------
 Champney A. McNair,            $             N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------
 F. Wendell Gooch,              $             N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------
 T. Gordy Germany,              $             N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------
 Dr. Bernard F. Sliger,         $             N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------
 Jesse S. Hall, Trustee         $             N/A            N/A      $        for service on two boards
-----------------------------------------------------------------------------------------------------------
 Jonathan T. Walton,            $             N/A            N/A      $        for service on two boards
 Trustee*
-----------------------------------------------------------------------------------------------------------
 William H. Cammack,            N/A           N/A            N/A      $        for service on two boards
 Trustee
-----------------------------------------------------------------------------------------------------------

 *Messr. Walton's compensation reflects a starting date of June 19, 1998.

PERFORMANCE INFORMATION

From time to time the Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.


PERFORMANCE COMPARISONS

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

The current yield of the Fund will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.
 The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield =
[Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. Such procedures include the determination of the extent of deviation, if any, of the Fund current net asset value per share calculated using available market quotations from the Fund amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Fund incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Fund or its Shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

In addition, the Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.

Any gain or loss recognized on a sale or redemption of Shares of the Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than, and short-term if for a year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Fund each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

PROSPECTUS

HOW TO READ
THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH FUND, PLEASE SEE:

        2  MARYLAND MUNICIPAL BOND FUND
        4  TAX-FREE MONEY MARKET FUND
        6  U.S. TREASURY MONEY MARKET FUND
        8  GROWTH AND INCOME FUND
       10  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       12  VIRGINIA MUNICIPAL BOND FUND

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:

       26  EACH FUND'S PRINCIPAL INVESTMENTS
       27  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       28  PURCHASING, SELLING AND EXCHANGING FUND SHARES
       32  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       32  TAXES

           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[GRAPHIC]       FUND SUMMARY
[GRAPHIC]       INVESTMENT STRATEGY
[GRAPHIC]       WHAT ARE THE RISKS OF INVESTING?
[GRAPHIC]       WHAT IS AN INDEX?
[GRAPHIC]       FUND EXPENSES
[GRAPHIC]       FUND INVESTMENTS
[GRAPHIC]       INVESTMENT ADVISOR
[GRAPHIC]       PURCHASING FUND SHARES

--------------------------------------------------------------------------------
[         ] --, 1999

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund (except the Money Market Funds) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. The Value Fund invests primarily in common stocks and other securities. Historically, equity securities have outperformed other types of investments on a long-term basis, but have been subject to more price fluctuation in the short run.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Money Market Funds try to maintain a constant price per share of $1.00, but we cannot guarantee this.

Each Fund has its own investment goal and strategies for reaching that goal. But we cannot guarantee that a Fund will achieve its goal. A Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. An Advisor's judgments about the stock markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance.

SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE FUNDS. SUNTRUST BANK, ATLANTA AND THE ADVISOR ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE FUNDS PAID SUNTRUST BANK, ATLANTA $1.3 MILLION FOR SERVING AS CUSTODIAN.

2 PROSPECTUS

MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

Investment Goal                         High current income exempt from
                                        federal and Maryland income tax,
                                        consistent with preservation of
                                        capital

Investment Focus                        Maryland municipal securities

Share Price Volatility                  Medium

Principal Investment Strategy           Attempts to limit risk by investing
                                        in investment grade municipal securities

Investor Profile                        Maryland residents who want income
                                        exempt from federal and state income
                                        taxes

INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

MONEY MARKET FUNDS

The Fund invests primarily in Maryland debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic conditions and government policies within Maryland. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

FUND EXPENSES

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES


          ------------------------------------------------------------

               Investment Advisory Fees                    .XX%

               Other Expenses                              .XX%
                                                           ----

               Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

4 PROSPECTUS


TAX-FREE MONEY MARKET FUND

FUND SUMMARY

Investment Goal                         High current income exempt from
                                        federal income tax, while preserving
                                        liquidity

Investment Focus                        Municipal money market instruments

Principal Investment Strategy           Attempts to increase income without
                                        added risk by analyzing credit
                                        quality

Investor Profile                        Conservative investors who want to
                                        receive tax-exempt current income from
                                        their investment

INVESTMENT STRATEGY

The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, we analyze the credit quality and structure of each security to minimize risk. We actively manage the Fund's average maturity based on current interest rates and our outlook for the market.

MONEY MARKET FUNDS

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

FUND EXPENSES

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU OWN FUND SHARES.

ANNUAL FUND OPERATING EXPENSES

          ------------------------------------------------------------

               Investment Advisory Fees                    .XX%

               Other Expenses                              .XX%
                                                           ----

               Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

6 PROSPECTUS

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

Investment Goal                 High current income while maintaining liquidity

Investment Focus                Money market instruments issued and guaranteed
                                by the U.S. Treasury

Principal Investment Strategy   Investing in U.S. Treasury obligations and
                                repurchase agreements

Investor Profile                Conservative investors who want to receive
                                current income from their investment


Investment Strategy

The U.S. Treasury Money Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization. The Fund will maintain an average maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

MONEY MARKET FUNDS

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These include CDs, bankers' acceptances, commercial paper, U.S. Treasury securities, some municipal securities, and repurchase agreements. A money market fund follows strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market funds seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

FUND EXPENSES

This table describes the fund's expenses that you may pay indirectly if you own Fund shares.

ANNUAL FUND OPERATING EXPENSES

          ------------------------------------------------------------

               Investment Advisory Fees                    .XX%

               Other Expenses                              .XX%
                                                           ----

               Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

8 PROSPECTUS


GROWTH AND INCOME FUND

FUND SUMMARY

Investment Goal
      PRIMARY                           Long-term capital appreciation
      SECONDARY                         Current income

Investment Focus                        Equity securities

Share Price Volatility                  Medium

Principal Investment Strategy           Attempts to identify income producing
                                        securities of companies with low
                                        price/earnings ratios and above
                                        average earnings momentum

Investor Profile                        Investors who are looking for capital
                                        appreciation potential and income with
                                        less volatility than the equity
                                        markets as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. We use a qualitative screening to select companies with a favorable price to earnings ratio and to create a portfolio we believe with low risk characteristics. Companies with strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The Fund invests primarily in equity securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets tend to move in cycles, with periods of risking prices and periods of falling prices. This price volatility which is the principal risk of investing in the Fund.

FUND EXPENSES

This table describes Fund's expenses that you may pay indirectly if you hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


          ------------------------------------------------------------

               Investment Advisory Fees                    .XX%

               Other Expenses                              .XX%
                                                           ----

               Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

10 PROSPECTUS


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

Investment Goal                         High current income exempt from
                                        federal and Virginia income tax,
                                        consistent with preservation of
                                        capital

Investment Focus                        Virginia municipal securities

Share Price Volatility                  Low to medium

Principal Investment Strategy           Attempts to limit risk by investing
                                        in investment grade municipal
                                        securities with an intermediate average
                                        maturity

Investor Profile                        Virginia residents who want income
                                        exempt from federal and state income
                                        taxes

INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. We expect that the Fund's dollar weighted average maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies within Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

FUND EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


          ------------------------------------------------------------

           Investment Advisory Fees                    .XX%

           Other Expenses                              .XX%
                                                       ----

           Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. We also consider stability and growth of principal. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

12 PROSPECTUS


VIRGINIA MUNICIPAL BOND FUND

FUND SUMMARY

Investment Goal                         High current income exempt from
                                        federal and Virginia income taxes,
                                        consistent with preservation of
                                        capital

Investment Focus                        Virginia municipal securities

Share Price Volatility                  Medium

Principal Investment Strategy           Attempts to limit risk by investing
                                        in investment grade municipal securities

Investor Profile                        Virginia residents who want income
                                        exempt from federal and state income
                                        taxes

INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, we try to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The Fund invests primarily in Virginia debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies within Virginia. Because the Fund is non-diversified the performance of any one holding may have a significant effect on the whole Fund. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund.

FUND EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


          ------------------------------------------------------------

           Investment Advisory Fees                    .XX%

           Other Expenses                              .XX%
                                                       ----

           Total Annual Fund Operating Expenses       X.XX%

SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its
fees.  ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [     %]
AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time.  For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR               3 YEARS

          ------------------------------------
              $XXX                 $XXX

26 PROSPECTUS

EACH FUND'S PRINCIPAL INVESTMENTS


[GRAPHIC] FUND INVESTMENTS

The table below shows each Fund's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

               MARYLAND     TAX-FREE       U.S. TREASURY      GROWTH         VIRGINIA     VIRGINIA
               MUNICIPAL   EXEMPT MONEY     SECURITIES      AND INCOME     INTERMEDIATE   MUNICIPAL
               BOND FUND   MARKET FUND   MONEY MARKET FUND     FUND         BOND FUND    BOND FUND
--------------------------------------------------------------------------------------------------
Convertible                                                      X
Securities
--------------------------------------------------------------------------------------------------
Municipal
Securities        X             X                                                X             X
--------------------------------------------------------------------------------------------------
U.S. Stocks                                                      X
--------------------------------------------------------------------------------------------------
U.S. Treasury
Securities                                      X
--------------------------------------------------------------------------------------------------

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund (except the Tax-Free Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

                                                                   PROSPECTUS 27

                                       THE ADVISOR AND ITS PORTFOLIO MANAGERS

[GRAPHIC] INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment programs. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza Suite 1400, Atlanta, Georgia 30303, serves as the Advisor to the Funds. As of ___________, 1999, Trusco had approximately $_____ billion in assets under management.

The Advisor may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Growth and Income Fund is managed by a team of investment professionals from Trusco. No one person is responsible for making investment recommendations to the team.

The Municipal Bond Funds are managed by a team of investment professionals from Trusco. No one person is primarily responsible for making investment recommendations to the team.

28 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

[GRAPHIC] PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including
[Crestar Bank and other] subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?
  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not purchase shares of a Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after we received your purchase order. The NAV of the Tax-Free Money Market Fund is determined as of 12:00 noon Eastern time, and as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The NAV of the U.S. Treasury Money Market Fund is determined as of 1:00 p.m. Eastern time and as of the regularly-scheduled close of normal trading on the New York Stock Exchange. For each non-money market fund, we calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange. So, to receive the current Business Day's NAV for all Funds (except the Money Market Funds), generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time.

For the Tax-Free Money Market Fund, your purchase order will be effective, and you will begin earning dividends, on the Business Day we receive it if:

- we receive your order before 12:00 noon Eastern time; and

- we receive federal funds (readily available) before we calculate NAV.

For the U.S. Treasury Money Market Fund, your purchase order will be effective, and you will begin earning dividends, on the Business day we receive it if:

- we receive your order before 1:00 p.m. Eastern time; and

- we receive federal funds (readily available) before we calculate NAV.

Otherwise, your purchase order will be effective the following Business Day, as long as we receive federal funds before we calculate NAV on that following day.

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS
  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.

                                                                   PROSPECTUS 29

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

HOW WE CALCULATE NAV
In calculating NAV for all Funds, except for the Money Market Funds, we generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value the Fund's portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. We expect the NAV of the Money Market Funds to remain constant at $1.00 per share, although we cannot guarantee this.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE
  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS
  Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

32 PROSPECTUS

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares income dividends daily and pays these dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"
  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF FUND SHARES.

The Maryland Municipal Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond, and Tax-Free Money Market Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

[The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.]

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  FUND DISTRIBUTIONS
  Distributions you receive from a Fund may be taxable whether or not you reinvest them.

HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISOR

Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

FROM THE SEC: You can also obtain these documents, and other information about the STI Classic Funds, from the SEC's website
("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

NOTES

                                                                           NOTES

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISOR:

                           Trusco Capital Management, Inc.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the
Trust's prospectuses dated May   , 1999.  Prospectuses may be obtained through
the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                            PAGE
THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . . B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .B-21
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-24
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-25
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-26
THE TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-27
THE CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-28
INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .B-28
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-28
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . .B-28
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .B-31
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-33
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . .B-35
PURCHASING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-37
REDEEMING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-37
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . .B-38
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-39
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-43
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . .B-43
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-45
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-45
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . .B-45
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-46



May   , 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase (through financial institutions or intermediaries) Trust Shares of each Fund. Each Trust Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the STI Maryland Municipal Bond Fund, STI Virginia Intermediate Municipal Bond Fund, STI Virginia Municipal Bond Fund, STI Tax-Free Money Market Fund, STI U.S. Treasury Money Market Fund and STI Growth and Income Fund. These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.


DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRs), EUROPEAN DEPOSITARY RECEIPTS (EDRs) AND GLOBAL DEPOSITORY RECEIPTS (GDRs)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after a period longer than the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each money market and bond fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When delayed delivery purchases are outstanding, a Fund will set aside cash or other appropriate liquid assets such as U.S. Government securities, or other high grade debt securities in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

DEMAND FEATURE

A put that entities the security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals is a demand feature. With respect to the money market funds, such intervals may not exceed 397 days. A standby commitment is a put that entities the security holder to dame-day settlement at amortized cost plus accrued interest.

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

THE EURO

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

FEDERALLY TAXABLE OBLIGATIONS

The municipal bond funds do not intend to invest in securities whose interest is taxable; however, from time to time each such Fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax. For example, each such Fund may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

Should a municipal bond fund invest in taxable obligations, it would purchase securities that in the Adviser's judgment are of high quality. These include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements.
The bond funds' standards for high quality taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard and Poor's Corporation in rating corporate obligations within its two highest ratings of A-1 and A-2. Additionally, each Fund will purchase such obligations only in accordance with the quality standards as set forth in the Prospectus.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of a Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of each Funds' holdings would be affected and the Board of Directors would reevaluate the Funds' objectives and policies.

Each municipal bond fund anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when as a result of maturities of portfolio securities, or sales of Fund shares, or in order to meet redemption requests, a Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, a Fund may be required to sell securities at a loss.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GOVERNMENT SECURITIES

Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities am to as government securities. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency. For example, securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation are supported only by the credit of the issuing agency, and not by the U.S. Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury securities and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government and are the highest quality government securities.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

INDEXED SECURITIES

A Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

GOVERNMENT PASS-THROUGH SECURITIES

These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOS

CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or

FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REFUNDING CONTRACTS

A Fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the Fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A Fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a Fund will place liquid assets such as cash, U.S. Government securities, or other high grade debt securities in a segregated custodial account equal in amount to its obligations under refunding contracts.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

The municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plaints. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds. Refunding Contracts. The municipal bond funds may invest in refunding contracts which require the issuer to sell and a Fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING

The STI Growth and Income Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TAX AND REVENUE ANTICIPATION NOTE

Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

TENDER OPTION BONDS

are created by coupling an intermediate or long-term tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the money market funds may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Funds, the Adviser will, pursuant to procedures established by the Board of Directors, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

TIME DEPOSITS

Time deposits are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time. Time deposits with a maturity of seven business days or more are considered illiquid.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.
The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements including such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

3. Make loans except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the STI Growth and Income Fund may engage in securities lending as permitted by applicable law.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts[ (EXCEPT FOR FINANCIAL FUTURES CONTRACTS)] and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

7. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only Tax-Free Money Market Fund, U.S. Treasury
     Money Market Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund, tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the


1. No Fund may make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

2. No Fund may act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

3. No Fund may purchase securities of other investment companies as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder.

STI Tax-Free Money Market Fund) would be invested in illiquid securities.

Each Fund does not currently intend to purchase or sell futures contracts or put or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $ __ billion as of x/xx/xx. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Advisor has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.


BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Funds' shares; but
- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believe that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: [.12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and
 .06% thereafter.]

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust.
The Distributor will receive no compensation for distribution of Trust Shares.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of

Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

--------------------
* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end x/xx/xx, the Trust paid the following amounts to Trustees and Officers of the Trust:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ESTIMATED
                                                                  PENSION OR                ANNUAL         TOTAL COMPENSATION
                                          AGGREGATE               RETIREMENT               BENEFITS        FROM FUND AND FUND
                                         COMPENSATION              BENEFITS                  UPON           COMPLEX PAID TO
     NAME OF PERSON, POSITION             FROM FUND             ACCRUED AS PART           RETIREMENT           TRUSTEES
                                                                    OF FUND
                                                                   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee                   $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                       $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
Champney A. McNair, Trustee                  $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee                    $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany, Trustee                    $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee               $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
Jesse S. Hall, Trustee                       $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee*                 $                       N/A                     N/A          $    for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------
William H. Cammack, Trustee                 N/A                      N/A                     N/A          $  0 for service on two
                                                                                                          boards
-----------------------------------------------------------------------------------------------------------------------------------

*Messr. Walton's compensation reflects a starting date of June 19, 1998.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the STI Tax-Free Money Market Fund will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The STI Tax-Free Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


     TAX EQUIVALENT YIELD  =         E
                                ------------ + T
                                   (1-P)


          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable

The yields of this Fund fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

THIRTY-DAY YIELD

The Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1) TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The Tax-Exempt Bond Funds "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


     TAX EQUIVALENT YIELD  =         E
                                ------------ + T
                                   (1-P)

          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Maryland Municipal Bond Fund, Maryland income taxes at a rate of 7.92% and for the STI Virginia Municipal Bond Fund, and STI Virginia Intermediate Municipal Bond Fund, Virginia income taxes at a rate of 5.75%.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


CALCULATION OF TOTAL RETURN

From time to time, the Bond and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds are calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares of the Bond and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the code imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum

Tax for both corporate and non-corporate taxpayers Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and short-term if for a year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

STATE AND LOCAL TAXES

In addition to federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

STATE OF MARYLAND. To the extent the Maryland Municipal Bond Fund qualifies as a regulated investment company under the Code, it will be subject to tax only on
(1) that portion of its income on which tax is imposed for federal income tax purposes under Section 852(b)(1) of the Code and (2) that portion of its income which consists of federally tax exempt interest on obligations other than Maryland Exempt Obligations (hereinafter defined) to the extent such interest is not paid to Maryland Municipal Bond Fund shareholders in the form of exempt-interest dividends. To the extent dividends paid by the Maryland Municipal Bond Fund represent interest excludable from gross income for federal income tax purposes, that portion of exempt-interest dividends that represents interest received by the Maryland Municipal Bond Fund on obligations issued by the State of Maryland, its political subdivisions, Puerto Rico, the U.S. Virgin Islands, or Guam and their respective authorities or municipalities ("Maryland Exempt Obligations"), will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Maryland Municipal Bond Fund except in the case of a shareholder that is a financial institution.
Except as noted below, all other dividend distributions will be subject to Maryland state and local income taxes.

Capital gains distributed by the Maryland Municipal Bond Fund to a shareholder or any gains realized by a shareholder from a redemption or sale of shares must be recognized for Maryland state and local income tax purposes to the extent recognized for federal income tax purposes. However, capital gains distributions included in the gross income of shareholders for federal income tax purposes are subtracted from capital gains income for Maryland income tax purposes to the extent such distributions are derived from the disposition by the Maryland Municipal Bond Fund of debt obligations issued by the State of Maryland, its political subdivisions and authorities.

Except in the case of a shareholder that is a financial institution, dividends received by a shareholder from the Maryland Municipal Bond Fund that are derived from interest on U.S. Government obligations will be exempt from Maryland state and local income taxes.

In the case of individuals, Maryland presently imposes an income tax on certain items of tax preference with reference to such items as defined in the Code for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds ("AMT Bonds") is a preference item for purposes of calculating the federal alternative minimum tax. Accordingly, if the Maryland Municipal Bond Fund holds AMT Bonds of an issuer other than the State of Maryland or one of its political subdivisions, agencies or authorities ("Non-Maryland AMT Bonds"), the excess of 50% of that portion of exempt interest dividends which is attributable to interest on Non-Maryland AMT Bonds over a threshold amount is subject to Maryland income tax. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder in order to purchase or carry shares of the Maryland Municipal Bond Fund will not be deductible for Maryland state and local income tax purposes. Individuals will not be subject to personal property tax on their shares of the Maryland Municipal Bond Fund. Shares of the Maryland Municipal Bond Fund held by a Maryland resident at death may be subject to Maryland inheritance and estate taxes.

COMMONWEALTH OF VIRGINIA. Under existing Virginia law, distributions from Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excludable from federal gross income and attributable to interest on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, United States Virgin Islands, or Guam or (ii) attributable to interest on direct obligations of the United States. These Virginia income tax exemptions will be available only if a Fund (i) qualifies as a separate "regulated investment company" under the Internal Revenue Code and
(ii) complies with the requirement of the Internal Revenue Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested in state, municipal, or other obligations described in Section 103(a) of the Internal Revenue Code. These Funds intend to comply with those requirements.

Other distributions from these Funds, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (or continued) by a shareholder of Virginia Intermediate Municipal Bond Fund or Virginia Municipal Bond Fund to purchase or carry shares of these Funds will not be deductible for Virginia income tax purposes to the extent such interest expense relates to the portions of distributions exempt from Virginia income taxation. These Funds will not be subject to any Virginia intangible personal property tax on any obligations in a Fund. In addition, shares of a Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

To be entitled to the exemption described above for distributions attributable to certain interest on Virginia obligations, obligations of certain United States possessions or direct United States obligations, a shareholder must be able to substantiate the exempt portions of each distribution with reasonable certainty. The determination of exempt portions must be made on a monthly (rather than annual or quarterly) basis if, as planned, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund each makes monthly distributions. Accordingly, shareholders should retain their statements from these Funds, which are to be issued at least annually, showing the percentages of each monthly distribution attributable to interest on Virginia obligations, possessions obligations and United States obligations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

PROSPECTUS

HOW TO READ
THIS PROSPECTUS

The STI Classic Funds (the "Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds or Portfolios). This Prospectus relates to the Balanced Portfolio, Growth and Income Portfolio and Maximum Growth Portfolio (the "Portfolios"), each of which invests in certain underlying investment portfolios of the Trust (the "Funds") pursuant to an asset allocation strategy. Each Portfolio has its own investment goal which it seeks to achieve by investing in Trust Class shares of selected Funds which have their own individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

We arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Portfolios.

           IF YOU WOULD LIKE MORE DETAILED INFORMATION
           ABOUT EACH PORTFOLIO, PLEASE SEE:

        2  BALANCED PORTFOLIO
        5  GROWTH AND INCOME PORTFOLIO
        8  MAXIMUM GROWTH PORTFOLIO

           IF YOU WOULD LIKE MORE INFORMATION ABOUT THE
           FOLLOWING TOPICS, PLEASE SEE:

       11  EACH PORTFOLIO'S PRINCIPAL INVESTMENTS
       11  THE ADVISORS AND THEIR PORTFOLIO MANAGERS
       12  PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
       14  DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS
       14  TAXES

           TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC
           FUNDS PLEASE REFER TO THE BACK COVER OF THE
           PROSPECTUS

FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.
--------------------------------------------------------------------------------

[GRAPHIC] PORTFOLIO SUMMARY                [GRAPHIC] PORTFOLIO EXPENSES
[GRAPHIC] INVESTMENT STRATEGY              [GRAPHIC] PORTFOLIO INVESTMENTS
[GRAPHIC] WHAT ARE THE RISKS OF INVESTING? [GRAPHIC] INVESTMENT ADVISOR
[GRAPHIC] WHAT IS AN INDEX?                [GRAPHIC] PURCHASING PORTFOLIO SHARES

--------------------------------------------------------------------------------

--------, 1999

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Portfolio, and each underlying Fund in which it invests is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Portfolio is based on the market prices of the securities the underlying Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the underlying Fund owns and the markets where these securities trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio and the underlying Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Portfolios provide investors with the opportunity to purchase three distinct asset allocations strategies implemented through investments in Trust Class Shares of selected Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of Funds in STI Classic Funds.

The assets of each Portfolio will be allocated among underlying Funds in accordance with its investment objective, the Advisor's outlook for the economy, the financial markets and the relative market valuations of the underlying Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying Funds, which have different investment objectives, policies and risk characteristics. Although the Portfolios currently expect to invest in one or more of the underlying Funds, the Advisor has the discretion to change the particular Funds used as underlying investments for the Portfolios. If determined to be in the best interest of the Portfolios, the Advisor reserves the right to substitute or include other underlying Funds, including Funds that do not currently exist. A Portfolio's goal may be changed without shareholder approval. Before investing, make sure that the Portfolio's goal matches your own.

SUNTRUST BANK, ATLANTA SERVES AS CUSTODIAN OF THE ASSETS OF THE TRUST. SUNTRUST BANK, ATLANTA AND THE ADVISOR ARE OWNED BY SUNTRUST BANKS, INC. THE FEES PAID FOR CUSTODIAN SERVICES ARE INCLUDED IN THE "OTHER EXPENSES" FIGURE OF THE "FUND EXPENSES" TABLE ON THE FOLLOWING PAGES. LAST FISCAL YEAR, THE TRUST PAID SUNTRUST BANK, ATLANTA $1.3 MILLION FOR SERVING AS CUSTODIAN.

2 PROSPECTUS


BALANCED PORTFOLIO


PORTFOLIO SUMMARY

Investment Goal                         Capital appreciation and current
                                        income

Investment Focus                        Equity and bond funds

Share Price Volatility                  Low

Principal Investment Strategy           Investing pursuant to an asset
                                        allocation strategy in a combination
                                        of STI Classic Equity and Bond Funds

Investor Profile                        Investors who want income from their
                                        investment, as well as an increase in
                                        its value, and are willing to be
                                        subject to the risks of equity
                                        securities

INVESTMENT STRATEGY

The Balanced Portfolio principally invests in STI Classic Funds that invest primarily in equity securities, but invests at least 25% of the Portfolio's total assets in STI Classic Funds that invest primarily in fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Portfolio currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

Asset Class:                            Investment Range (Percentage of the
                                        Maximum Growth Portfolio's Assets)
--------------------------------------------------------------------------------
Equity Funds                            40-70%

     Value Fund


                                                                    PROSPECTUS 3


                                                              BALANCED PORTFOLIO


     Capital Growth Fund

     Small Cap Growth Stock Fund

Bond Funds                              30-60%

     Short-Term Bond Fund

     Intermediate Grade Bond Fund

     U.S. Government Securities Fund

Money Market Funds                      0-20%

     Prime Quality Money Market Fund


Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PORTFOLIO EXPENSES

This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic Funds.

4 PROSPECTUS


BALANCED PORTFOLIO


ANNUAL PORTFOLIO OPERATING EXPENSES

     ---------------------------------------------------------------------------
          Investment Advisory Fees                            .XX%
          Other Expenses                                      .XX%
                                                              ----
          Total Annual Portfolio Operating Expenses          X.XX%


   SIMPLY SPEAKING...

   PORTFOLIO EXPENSES

   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT
   ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES ARE [     %] AND [   %],
   RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

     1 YEAR                                       3 YEARS
     ----------------------------------------------------
      $XXX                                          $XXX

                                                                    PROSPECTUS 5


                                                     GROWTH AND INCOME PORTFOLIO


PORTFOLIO SUMMARY

Investment Goal                         Long-term capital appreciation

Investment Focus                        Equity and bond funds

Share Price Volatility                  Moderate

Principal Investment Strategy           Investing pursuant to an asset
                                        allocation strategy in a combination of
                                        STI Classic Equity and, to a lesser
                                        extent, Bond Funds

Investor Profile                        Investors who want their assets to
                                        grow, but who want to moderate the
                                        risks of equity securities through
                                        investment of a portion of their assets
                                        in bonds

INVESTMENT STRATEGY

The Growth and Income Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Portfolio currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

Asset Class                             Investment Range (Percentage of the
                                        Maximum Growth Portfolio's Assets)
---------------------------------------------------------------------------
Equity Funds                            60-80%

     Value Fund

     Capital Growth Fund

     Small Cap Growth Stock Funds

Bond Funds                              20-40%

     Short-Term Bond Fund

     Investment Grade Bond Fund

6 PROSPECTUS


GROWTH AND INCOME PORTFOLIO


     U.S. Government Securities Fund

Money Market Funds                      0-20%

     Prime Quality Money Market Fund


Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.


WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The Portfolio invests in Funds that invest in common stocks and bonds. As a result, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. In addition, the value of bonds held by the underlying Bond Funds may decline due to rising interest rates. An issuer may be unable to make timely payments of principal or interest. The Portfolio may have more assets than usual invested in Bond Funds during periods of rising interest rates or less assets than usual invested in Bond Funds during falling interest rates. Some investment grade bonds may have speculative characteristics. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PORTFOLIO EXPENSES

This table describes the Portfolio's expenses that you may pay indirectly if you hold Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic Funds.

ANNUAL PORTFOLIO OPERATING EXPENSES

     ---------------------------------------------------------------------------
          Investment Advisory Fees                            .XX%

          Other Expenses                                      .XX%
                                                              ----

          Total Annual Portfolio Operating Expenses          X.XX%


   SIMPLY SPEAKING...

   PORTFOLIO EXPENSES

   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the

                                                                    PROSPECTUS 7


                                                   GROWTH AND INCOME PORTOFOLIO


   highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND ESTIMATED TOTAL OPERATING
   EXPENSES ARE [     %] AND  [   %], RESPECTIVELY.  The Advisor could
   discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

          1 YEAR                               3 YEARS
          --------------------------------------------

           $XXX                                 $XXX

8 PROSPECTUS


MAXIMUM GROWTH PORTFOLIO


PORTFOLIO SUMMARY

Investment Goal                         High capital appreciation

Investment Focus                        Equity and money market Funds

Share Price Volatility                  High

Principal Investment Strategy           Investing pursuant to an asset
                                        allocation strategy in a combination of
                                        STI Classic Equity Funds

Investor Profile                        Investors who want the value of their
                                        investment to grow, and are willing to
                                        be subject to the risks of equity
                                        securities

INVESTMENT STRATEGY

The Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in equity securities. The Portfolio's remaining assets may be invested in STI Classic Funds that invest primarily in fixed income securities, STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Advisor analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Portfolio currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


Asset Class                             Investment Range (Percentage of the
                                        Maximum Growth Portfolio's Assets)
---------------------------------------------------------------------------
Equity Funds                            80-100%

     Value Fund

     Capital Growth Fund

     Small Cap Growth Stock Fund

                                                                    PROSPECTUS 9


                                                        MAXIMUM GROWTH PORTFOLIO


Money Market Funds                      0-20%

     Prime Quality Money Market Fund


Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The Portfolio invests in Funds that invest in U.S. common stocks. As a result, the portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Portfolio. Of course, the risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PORTFOLIO EXPENSES

This table describes the Portfolio's expenses that you may pay indirectly if you own Portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Portfolio and its shareholders will indirectly bear a pro-rata share of the expenses of the underlying STI Classic Funds.

ANNUAL PORTFOLIO OPERATING EXPENSES


     ---------------------------------------------------------------------------
          Investment Advisory Fees                           .XX%

          Other Expenses                                     .XX%
                                                             ----

          Total Annual Portfolio Operating Expenses         X.XX%

   SIMPLY SPEAKING...

   PORTFOLIO EXPENSES

   Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Portfolio's expenses in the table above are shown as a percentage of the Portfolio's net assets. These expenses are deducted from Portfolio assets. The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT
   ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES ARE [     %] AND [   %],
   RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

10 PROSPECTUS


MAXIMUM GROWTH PORTFOLIO


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other Portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                  3 YEARS
            -------------------------------
             $XXX                   $XXX

                                                                   PROSPECTUS 11


                                          EACH PORTFOLIO'S PRINCIPAL INVESTMENTS


[GRAPHIC] PORTFOLIO INVESTMENTS
          The table below shows each Portfolio's principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Portfolio achieve its investment goal.

                          BALANCED       GROWTH AND          MAXIMUM
                          PORTFOLIO        INCOME            GROWTH
                                          PORTFOLIO         PORTFOLIO

--------------------------------------------------------------------------------
Bond Funds                   X               X
--------------------------------------------------------------------------------
Equity Funds                 X               X                 X
--------------------------------------------------------------------------------
Money Market Funds           X               X                 X
--------------------------------------------------------------------------------


Each Portfolio also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term obligations and STI Classic Money Market Funds. When a Portfolio is investing for temporary defensive purposes, it is not pursuing its investment goal.

[GRAPHIC] INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Portfolios and continuously review, supervise and administer their Portfolios' respective investment program. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the Advisor to the Funds. As of _________, Trusco had approximately ___________ billion assets under management.

The Advisor may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Portfolios are managed by a team of investment professionals from Trusco. No one person is primarily responsible for making investment recommendations to the team.

12 PROSPECTUS


PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

[GRAPHIC] PURCHASING PORTFOLIO SHARES

HOW TO PURCHASE PORTFOLIO SHARES
Generally you may not purchase Trust Shares directly. Rather, Trust Shares are sold to financial institutions or intermediaries, including Crestar Bank and other subsidiaries of SunTrust Banks, Inc. (SunTrust) on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. We may reject any purchase order if we determine that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

  SIMPLY SPEAKING . . .

  WHEN CAN YOU PURCHASE SHARES?

  You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share (NAV) next determined after we receive your purchase order. We calculate each Portfolio's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV,

                                                                   PROSPECTUS 13


                             PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES


generally we must receive your purchase order from your financial institution before 4:00 p.m. Eastern time.

  SIMPLY SPEAKING . . .

  FOR CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS

  You may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase or sell Portfolio shares through your financial institution, you should contact your financial institution directly.

HOW WE CALCULATE NAV
In calculating NAV, we generally value a Portfolio's assets at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The assets of each Portfolio consist primarily of shares of underlying STI Classic Funds, which are valued at their respective net asset values.

  SIMPLY SPEAKING . . .

  NET ASSET VALUE

  NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.


SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
You may sell (sometimes called "redeem") your shares on any Business Day by contacting your financial institution. Your financial institution will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your financial institution.

  SIMPLY SPEAKING . . .

  TELEPHONE TRANSACTIONS

  Purchasing and selling Portfolio shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEMPTIONS IN KIND
We generally pay sale (redemption) proceeds in cash.
However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in shares of the underlying Funds with a market value equal to the redemption price (redemption in kind).

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

14 PROSPECTUS


OTHER INFORMATION


DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.

  SIMPLY SPEAKING . . .

  THE "RECORD DATE"

  If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Portfolio holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OF PORTFOLIO SHARES.

The Portfolios use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

  SIMPLY SPEAKING . . .

  PORTFOLIO DISTRIBUTIONS

  Distributions you receive from a Portfolio may be taxable whether or not you reinvest them.

                                                  HOW TO OBTAIN MORE INFORMATION

INVESTMENT ADVISOR

Trusco Capital Management, Inc.


DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the Portfolios and the STI Classic Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMIANNUAL REPORTS
These reports list the Portfolios' holdings and contain information from the Portfolios' managers about investment strategies, and recent market conditions and trends.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:
Call 1-800-874-4770

BY MAIL:
Write to us c/o
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456.

FROM THE SEC: You can also obtain these documents, and other information about the Portfolios, and the STI Classic Funds generally from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

NOTES

                                                                           NOTES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                  STI CLASSIC FUNDS

                                INVESTMENT ADVISOR:

                          TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated May ___, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.

                                  TABLE OF CONTENTS
                                                                            PAGE

THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-2
INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . . .  B-2
INVESTMENT PRACTICES OF THE UNDERLYING STI CLASSIC FUNDS. . . . . . . . . .  B-4
DESCRIPTION OF PERMITTED INVESTMENTS. . . . . . . . . . . . . . . . . . . .  B-4
INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
INVESTMENT ADVISOR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-23
THE ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-24
THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
THE TRANSFER AGENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
THE CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . B-25
LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
TRUSTEES AND OFFICERS OF THE TRUST. . . . . . . . . . . . . . . . . . . . . B-25
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . B-28
COMPUTATION OF YIELD. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-28
CALCULATION OF TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . . . B-29
PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-29
REDEEMING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-29
DETERMINATION OF NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . B-29
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-30
PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
TRADING PRACTICES AND BROKERAGE . . . . . . . . . . . . . . . . . . . . . . B-31
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . B-32
SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . . . . . . . . . . . . . B-33
LIMITATION OF TRUSTEES' LIABILITY . . . . . . . . . . . . . . . . . . . . . B-33
YEAR 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-33
5% AND 25% SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . B-33
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-34

May ___, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Shareholders at present may purchase (through financial institutions or intermediaries) Trust Shares of the Trust's funds. Each Trust Share of each fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the STI Maximum Growth Portfolio, STI Growth and Income Portfolio and STI Balanced Portfolio. These various series are collectively referred to herein as the "Portfolios."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

INVESTMENT OBJECTIVES AND POLICIES

The Portfolios provide investors with the opportunity to pursue three distinct asset allocation strategies implemented through investments in shares of selected STI Classic Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of funds in STI Classic Funds. The Adviser simplifies the diversification and asset allocation process by reviewing, analyzing, selecting, monitoring, reallocating and rebalancing each Portfolio's holdings of STI Classic Funds for investors.

The assets of each Portfolio will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have differing investment objectives, policies and risk characteristics (see "Investments in Shares of the Underlying STI Classic Funds"). The risks associated with investing in a Portfolio will vary depending upon how the assets within its asset classes are allocated from time to time
among the underlying STI Classic Funds.   Although the Portfolios currently
expect to invest in one or more of the underlying STI Classic Funds identified below, the Adviser has the discretion to change the particular STI Classic Funds used as underlying investments for the Portfolios. If the Adviser determines in the future that it is in a Portfolio's best interest, the Adviser may substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist.

                              STI PRIME QUALITY FUND
                              STI SHORT-TERM BOND FUND
                          STI INVESTMENT GRADE BOND FUND
                        STI U.S. GOVERNMENT SECURITIES FUND
                              STI CAPITAL GROWTH FUND
                          STI SMALL CAP GROWTH STOCK FUND
                                  [STI VALUE FUND]

The investment objective of each Portfolio is set forth below. Each Portfolio's objective, the asset allocation percentage ranges described below, the list of underlying STI Classic Funds described above, and those policies identified as non-fundamental may be changed by the Company's Board of Directors without shareholder approval.

A Portfolio's investment policies identified as fundamental may not be changed except by approval of the majority of the outstanding shares of that Portfolio. The Adviser will manage each Portfolio consistent with that Portfolio's investment objective and policies. There is no assurance that a Portfolio will achieve its investment objective.

STI MAXIMUM GROWTH PORTFOLIO

The STI Maximum Growth Portfolio seeks to provide a high level of capital appreciation, without regard to current income. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in equity securities that seek capital appreciation. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities, shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Maximum Growth Portfolio should offer investors the potential for a high level of capital growth, and the potential for a lower level of current income, while subjecting investors to a medium to high level of principal risk.

STI GROWTH AND INCOME PORTFOLIO

The STI Growth and Income Portfolio seeks to provide long-term capital appreciation, with current income as a secondary objective. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in either equity securities that seek capital appreciation, or invest primarily in fixed-income securities that seek income. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Growth and Income Portfolio should offer investors the potential for a medium to high level of capital growth and the potential for a medium level of income, while subjecting investors to a medium level of principal risk.

STI BALANCED PORTFOLIO

The STI Balanced Portfolio seeks both capital appreciation and current income. Under normal market conditions, the Portfolio will invest primarily in shares of underlying STI Classic Funds that invest primarily in equity securities, but at least 25% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Balanced Portfolio should offer investors a balanced level of income and capital appreciation, while subjecting investors to a lower level of principal risk.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS

To achieve each Portfolio's investment objective, the Adviser will attempt to identify and select a diversified portfolio of underlying STI Classic Funds. In the selection process, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses. Each Portfolio invests a percentage of its assets, within percentage ranges the Adviser believes appropriate, in select underlying

STI Classic Funds, which are separately-managed series of the Company. The percentages will reflect the extent to which each Portfolio invests in the particular market segment represented by each underlying fund in STI Classic Funds, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those corresponding underlying funds. These percentage ranges may change when it is appropriate in light of each Portfolio's investment objective. Each Portfolio may invest up to 100% of its assets in shares of the underlying STI Classic Funds. In addition, when the Adviser deems it appropriate, for temporary defensive purposes, each Portfolio may invest 100% of its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC). To the extent that a Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective. When the adviser deems it appropriate, in order to meet liquidity needs, each Portfolio may invest its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC).

INVESTMENT PRACTICES OF THE UNDERLYING STI CLASSIC FUNDS

The following briefly describes the securities in which the underlying STI Classic Funds (the "Funds") may invest and the transactions they may make. The Funds are not limited by this discussion, however, and may purchase other types of securities and enter into other types of transactions if they meet each Fund's respective quality, maturity, and liquidity requirements.

Each Fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRs), EUROPEAN DEPOSITARY RECEIPTS (EDRs) AND GLOBAL DEPOSITARY RECEIPTS (GDRs)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after a period longer than the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each money market and bond fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When delayed delivery purchases are outstanding, a Fund will set aside cash or other appropriate liquid assets such as U.S. Government securities, or other high grade debt securities in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's, right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

THE EURO

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries which initially converted their currencies to the Euro included Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisors may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country
risks").   Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity and Emerging Markets Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity and Emerging Markets Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity and Emerging Markets Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:
     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities
     rated BBB or higher by S&P or Baa or higher by Moody's)     due to changes
     in the issuer's creditworthiness.
     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

INDEXED SECURITIES

A Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation,the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

GOVERNMENT PASS-THROUGH SECURITIES

These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S.

Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

PRIVATE PASS-THROUGH SECURITIES

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOS

CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some

CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

MUNICIPAL BONDS

Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

MUNICIPAL NOTES

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Funds or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Fund will purchase. The Funds will not purchase obligations issued by the Advisors.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) not more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of a Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (That is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

 In a reverse repurchase agreement a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of a Fund, total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However,the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option,the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund,the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TENDER OPTION BONDS

Tender Option Bonds are created by coupling an intermediate or long-term tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the money market Funds may buy tender option bonds if the agreement gives a Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for the Funds, the Adviser will, pursuant to procedures established by the Board of Directors, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

TIME DEPOSITS

Time deposits are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time. Time deposits with a maturity of seven business days or more are considered illiquid.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.
The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines,the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Portfolio and cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements including such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Borrow money, except that a Portfolio (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Portfolio has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

3. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "Securities Act") in the disposition of restricted securities;

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC");

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In addition, each Portfolio may not invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Portfolio may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Portfolio may invest up to 100% of its assets in securities issued by investment companies;

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; and

8.   Lend any security or make any other loan, except as permitted by the 1940
     Act.

NON-FUNDAMENTAL POLICIES

No Portfolio may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Portfolio does not currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

Each Portfolio does not currently intend to sell securities short.

Each fund does not currently intend to purchase or sell futures contracts or put or call options.

Each Portfolio may not invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement with the Trust (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $ 76 billion as of June 30, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolios, by a majority of the outstanding shares of the Portfolios, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Portfolios' shares; but
- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Portfolios or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believes that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: ____% of the first $____ billion of average aggregate net assets, ____% on the next $___ billion of average aggregate net assets, ___% of the next $___ billion of average aggregate net assets, ___% of the next $___ billion of average aggregate net assets, and ___% thereafter.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust.
The Distributor will receive no compensation for distribution of Trust Shares.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Portfolios.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP, serves as independent public accountants for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

-------------------------
* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end x/xx/xx, the Trust paid the following amounts to Trustees and Officers of the Trust:

----------------------------------------------------------------------------------------------------
                                                                ESTIMATED
                                               PENSION OR         ANNUAL       TOTAL COMPENSATION
                            AGGREGATE          RETIREMENT        BENEFITS      FROM FUND AND FUND
                           COMPENSATION         BENEFITS           UPON          COMPLEX PAID TO
 NAME OF PERSON,            FROM FUND        ACCRUED AS PART    RETIREMENT          TRUSTEES
    POSITION                                    OF FUND
                                                EXPENSES
----------------------------------------------------------------------------------------------------
Daniel S.                       $                 N/A              N/A        $   for service on two
Goodrum, Trustee                                                                  boards
----------------------------------------------------------------------------------------------------
Wilton Looney, Trustee          $                 N/A              N/A        $   for service on two
                                                                                  boards
----------------------------------------------------------------------------------------------------
Champney A. McNair,             $                 N/A              N/A        $   for service on two
Trustee                                                                           boards
----------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee       $                 N/A              N/A        $   for service on two
                                                                                  boards
----------------------------------------------------------------------------------------------------
T. Gordy Germany,               $                 N/A              N/A        $   for service on two
Trustee                                                                           boards
----------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger,          $                 N/A              N/A        $   for service on two
Trustee                                                                           boards
----------------------------------------------------------------------------------------------------
Jesse S. Hall, Trustee          $                 N/A              N/A        $   for service on two
                                                                                  boards
----------------------------------------------------------------------------------------------------
Jonathan T. Walton,             $                 N/A              N/A        $   for service on two
Trustee*                                                                          boards
----------------------------------------------------------------------------------------------------
William H. Cammack,             $                 N/A              N/A        $   for service on two
Trustee                                                                           boards
----------------------------------------------------------------------------------------------------

*Messr. Walton's compensation reflects a starting date of June 19, 1998.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS
Each Portfolio may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

THIRTY-DAY YIELD

The Portfolios may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, the Portfolios may advertise total return.  In particular,
                                                                              n
total return will be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASING SHARES

Purchases and redemptions of shares of the Portfolios may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Portfolios or their Shareholders, and the discussion here and in the Portfolios' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

PORTFOLIO TRANSACTIONS

The Portfolios will primarily invest in shares of the underlying CrestFunds. Orders for transactions in these underlying funds will be placed with SEI Investments Distribution Co., distributor for the underlying CrestFunds and the Portfolios.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Portfolios and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more Portfolios and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Portfolios receiving the pricing service.

An Advisor may place a combined order for two or more accounts or Portfolios engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Portfolios. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Portfolios, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other enumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Portfolios each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Portfolios. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of _____, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Portfolios. Persons who owned of record or beneficially more than 25% of a Portfolio's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Portfolios were held for the record owner's fiduciary, agency or custodial customers.

TRUST SHARES

        FUND                  NAME AND       NUMBER OF SHARES       % OF CLASS
                              ADDRESS
STI Maximum Growth
Portfolio

STI Growth and Income
Portfolio

STI Balanced Portfolio


EXPERTS

The financial statements as of x/xx/xx have been audited by _____________, Independent Public Accountants, as indicated in their report dated ___________, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                               STI CLASSIC FUNDS
                           PART C: OTHER INFORMATION
                        POST-EFFECTIVE AMENDMENT NO. 26

ITEM 23. EXHIBITS:

(a)        Declaration of Trust--originally filed with Registrant's Registration Statement on
           Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of
           Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(1)     By-Laws--originally filed with Registrant's Pre-Effective Amendment No. 1 filed
           April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective
           Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via
           EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b)(2)     Amended By-Laws--incorporated by reference to Exhibit (b)(2) of Post-Effective
           Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via
           EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(c)        Not applicable.

(d)(1)     Revised Investment Advisory Agreement with Trusco Capital Management, Inc.--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2,
           1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No.
           15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
           No. 0000912057-96-015938 on July 31, 1996.

(d)(2)     Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22,
           1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's
           Registration Statement filed with the SEC via EDGAR Accession No.
           0000912057-96-015938 on July 31, 1996.

(d)(3)     Investment Advisory Agreement with Sun Bank Capital Management, National Association
           (now STI Capital Management, N.A.--as originally filed with Registrant's
           Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July
           31, 1996.

(d)(4)     Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank,
           Atlanta)--as originally filed with Registrant's Post-Effective Amendment No. 6 filed
           October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective
           Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR
           Accession No. 0001047469-98-028802 on July 30, 1998.

(e)        Distribution Agreement--incorporated by reference to Exhibit 6 of Post-Effective
           Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via
           EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(f)        Not applicable.

(g)(1)     Custodian Agreement with Trust Company Bank dated February 1, 1994--originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the
           Registrant's Registration

           Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July
           31, 1996.

(g)(2)     Custodian Agreement with the Bank of California--incorporated by reference to
           Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July
           31, 1996.

(g)(3)     Fourth Amendment to Custodian Agreement by and between STI Trust & Investment
           Operations, Inc. and The Bank of New York dated May 6, 1997--incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's
           Registration Statement filed with the SEC via EDGAR Accession No.
           0000912057-97-032207 on September 30, 1997.

(h)(1)     Transfer Agent Agreement with Federated Services Company dated May 14,
           1994--originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to
           the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
           0000912057-96-015938 on July 31, 1996.

(h)(2)     Administration Agreement with SEI Financial Management Corporation dated May 29,
           1995--originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to
           the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
           0000912057-96-015938 on July 31, 1996.

(h)(3)     Consent to Assignment and Assumption of the Administration Agreement between STI
           Classic Funds and SEI Financial Management Corporation--incorporated by reference to
           Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration
           Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on
           September 30, 1997.

(i)        Opinion and Consent of Counsel--originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's
           Registration Statement filed with the SEC via EDGAR Accession No.
           0001047469-98-027407 on July 15, 1998.

(j)        Not applicable.

(k)        Not applicable.

(l)        Not applicable.

(m)(1)     Distribution Plan--Investor Class--incorporated by reference to Exhibit 15 of
           Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2)     Distribution and Service Agreement relating to Flex Shares dated May 29,
           1995--originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to
           the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
           0000912057-96-015938 on July 31, 1996.

(n)        Not applicable.

(o)        Rule 18f-3 Plan--incorporated by reference to Exhibit (o) of Post-Effective
           Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via
           EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(p)        Powers of Attorney--incorporated by reference to Exhibit (p) of Post-Effective
           Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR
           Accession No. 0001047469-98-028802 on July 30, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:


    Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisors:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                    NAME OF                           CONNECTION WITH
                NAME                             OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------

STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                    SunTrust Banks, Inc.                                   --
Director

Hunting F. Deutsch                    SunTrust Bank, Orlando                                 --
Director

Anthony R. Gray                                        --                                    --
Chairman & Chief Investment Officer

James R. Wood                                          --                                    --
President

Elliott A. Perny                                       --                                    --
Executive Vice President

Stuart F. Van Arsdale                                  --                                    --
Senior Vice President

Jonathan D. Rich                                       --                                    --
Director

Larry M. Cole                                          --                                    --
Senior Vice President

L. Earl Denney                                         --                                    --
Executive Vice President

Ronald Schwartz                                        --                                    --
Senior Vice President

Andre B.Prawato                                        --                                    --
Senior Vice President

Edward J. Dau                                          --                                    --
Senior Vice President

James K. Wood                                          --                                    --
Senior Vice President

Mills A. Riddick                                       --                                    --
Senior Vice President

Christopher A. Jones                                   --                                    --
Senior Vice President

David E. West                                          --                                    --
Vice President

Brett L. Barner                                        --                                    --
Senior Vice President

                                                    NAME OF                           CONNECTION WITH
                NAME                             OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                                    --                                    --
President

Paul L. Robertson, III                                 --                                    --
Secretary/Treasurer

E. Jenner Wood                        SunTrust Banks, Inc.                  Director
Director

Donald W. Thurmond                    SunTrust Bank, Atlanta                Director
Director

Bob M. Farmer                                          --                                    --
Vice President

M. Elizabeth (Beth) Wines                              --                                    --
Vice President

Charles Arnold, Jr.                                    --                                    --
Senior Vice President

James R. Dillon, Jr.                                   --                                    --
First Vice President

James P. Foster                                        --                                    --
Vice President

Mark D. Garfinkel                                      --                                    --
Vice President

Robert (Bob) G. Goggin                                 --                                    --
Vice President

Joe E. Ransom                                          --                                    --
Vice President

George D. Smith, Jr.                                   --                                    --
Vice President

Jonathan Mote                                          --                                    --
Vice President

Charles B. Leonard                                     --                                    --
First Vice President

Mary F. Cernilli                                       --                                    --
Vice President

Garrett P. Smith                                       --                                    --
Vice President

Gregory L. Watkins                                     --                                    --
Vice President

David S. Yealy                                         --                                    --
Vice President

Robert J. Rhoades                                      --                                    --
Senior Vice President

Kar Ming Leong                                         --                                    --
Vice President

                                                    NAME OF                           CONNECTION WITH
                NAME                             OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Stephen M. Yarbrough                                   --                                    --
Vice President

Celia S. Stanley                                       --                                    --
Vice President

Rebekah R. Alley                                       --                                    --
Vice President

SUNTRUST BANK, ATLANTA

Robert R. Long                        SunTrust Banks of Georgia, Inc.       Chairman of the Board
Chairman of the Board and President

Ronald S. Crowding                                     --                   Executive Vice President
Executive Vice President

Charles B. Ginden                                      --                                    --
Executive Vice President

William H. Rogers, Jr.                                 --                                    --
Executive Vice President

Donald Wayne Thurmond                                  --                                    --
Executive Vice President

Dr. William M. Chase                  Emory University                      President
Director

Gaylord O. Coan                       Gold Kist, Inc.                       CEO
Director

A.D. Correll                          Georgia-Pacific Corporation           Chairman & CEO
Director

R.W. Courts, II                       Atlantic Realty Company               President
Director

A.W. Dahlberg                         The Southern Company                  President, Chairman & CEO
Director

L. Phillip Humann                     SunTrust Banks, Inc.                  President, Chairman & CEO
Director                              Services Corporation

William B. Johnson                    The Ritz Carlton Hotel                Chairman of the Board
Director

J. Hicks Lanier                       Oxford Industries, Inc.               Chairman of the Board & President
Director                              Pinehill Development Co.              30% owner

Joseph L. Lanier, Jr.                 Dan River, Inc.                       Chairman of the Board Chairman
Director

Larry L. Prince                       Genuine Parts Company                 Chairman of the Board
Director

                                                    NAME OF                           CONNECTION WITH
                NAME                             OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
R. Randall Rollins                    Rollins, Inc.                         Chairman of the Board
Director                              Lor, Inc.                             Director
                                      Maran, Inc.                           Director
                                      Gutterworld, Inc.                     Director
                                      Dabora, Inc.                          Director & Secretary
                                      Simpson, Nance & Graham               Director
                                      Auto Parts Wholesale, Inc.            Director
                                      Global Expanded Metal, Inc.           Director
                                      Rollins Holding Co.                   Director
                                      Rol, Ltd.                             Partner
                                      Rollins Investment Fund               Partner
                                      Energy Partners                       Partner
                                      Petro Partnership                     Partner
                                      The Piedmont Investment Group         Director
                                      WRG, Ltd.                             Partner
                                      Rollins, Inc.                         Chairman
                                      RPC Energy Services, Inc.             Chairman
                                      The Mul Company                       Partner
                                      Bugvac, Inc.                          Director
                                      Omnitron Int'l, Inc.                  Director
                                      MRG, Ltd.                             Partner

Gerald T. Adams                                        --                                    --
Senior Vice President

James R. Albach                                        --                                    --
Group Vice President

Gay Cash                                               --                                    --
Vice President

Joseph B. Foley, Jr.                                   --                                    --
Group Vice President

Thomas R. Frisbie                                      --                                    --
Group Vice President

Mark Stancil                                           --                                    --
Group Vice President

David E. Thompson                                      --                                    --
Vice President

Charles C. Watson                                      --                                    --
Group Vice President

Dr. Mary B. Bullock                   Agnes Scott College                   President
Director

Larry L. Gellerstedt, III             Beers Construction Co.                Chairman
Director

John T. Glover                        Post Properties, Inc.                 President
Director

M. Douglas Ivester                    The Coca-Cola Company                 Chairman of the Board & CEO
Director

                                                    NAME OF                           CONNECTION WITH
                NAME                             OTHER COMPANY                         OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
Dennis M. Love                        Printpack, Inc.                       President & CEO
Director

Charles H. McTier                     Robert Woodruff Foundation            President
Director

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                            July 15, 1982

SEI Liquid Asset Trust                                            November 29, 1982

SEI Tax Exempt Trust                                              December 3, 1982

SEI Index Funds                                                   July 10, 1985

SEI Institutional Managed Trust                                   January 22, 1987

SEI Institutional International Trust                             August 30, 1988

The Advisors' Inner Circle Fund                                   November 14, 1991

The Pillar Funds                                                  February 28, 1992

CUFUND                                                            May 1, 1992

First American Funds, Inc.                                        November 1, 1992

First American Investment Funds, Inc.                             November 1, 1992

The Arbor Fund                                                    January 28, 1993

Boston 1784 Funds-Registered Trademark-                           June 1, 1993

The PBHG Funds, Inc.                                              July 16, 1993

Morgan Grenfell Investment Trust                                  January 3, 1994

The Achievement Funds Trust                                       December 27, 1994

Bishop Street Funds                                               January 27, 1995

CrestFunds, Inc.                                                  March 1, 1995

STI Classic Variable Trust                                        August 18, 1995

ARK Funds                                                         November 1, 1995

Huntington Funds                                                  January 11, 1996

SEI Asset Allocation Trust                                        April 1, 1996

TIP Funds                                                         April 28, 1996

SEI Institutional Investments Trust                               June 14, 1996

First American Strategy Funds, Inc.                               October 1, 1996

HighMark Funds                                                    February 15, 1997

Armada Funds                                                      March 8, 1997

PBHG Insurance Series Fund, Inc.                                  April 1, 1997

The Expedition Funds                                              June 9, 1997

Alpha Select Funds                                                January 1, 1998

Oak Associates Funds                                              February 27, 1998

The Nevis Fund, Inc.                                              June 29, 1998

The Parkstone Group of Funds                                      September 14, 1998


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                              POSITION AND OFFICE                  POSITIONS AND OFFICES
                NAME                            WITH UNDERWRITER                      WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------

Alfred P. West, Jr.                   Director, Chairman of the Board of                     --
                                          Directors

Henry H. Greer                        Director                                               --

Carmen V. Romeo                       Director                                               --

Mark J. Held                          President & Chief Operating Officer                    --

Gilbert L. Beebower                   Executive Vice President                               --

Richard B. Lieb                       Executive Vice President                               --

Dennis J. McGonigle                   Executive Vice President                               --

Robert M. Silvestri                   Chief Financial Officer & Treasurer                    --

Leo J. Dolan, Jr.                     Senior Vice President                                  --

Carl A. Guarino                       Senior Vice President                                  --

Larry Hutchison                       Senior Vice President                                  --

Jack May                              Senior Vice President                                  --

Hartland J. McKeown                   Senior Vice President                                  --

Barbara J. Moore                      Senior Vice President                                  --

Kevin P. Robins                       Senior Vice President & General       Vice President & Assistant Secretary
                                          Counsel

Patrick K. Walsh                      Senior Vice President                                  --

Robert Aller                          Vice President                                         --

Gordon W. Carpenter                   Vice President                                         --

Todd Cipperman                        Vice President & Assistant Secretary  Vice President & Assistant Secretary

S. Courtney E. Collier                Vice President & Assistant Secretary                   --

Robert Crudup                         Vice President & Managing Director                     --

Barbara Doyne                         Vice President                                         --

Jeff Drennen                          Vice President                                         --

                                              POSITION AND OFFICE                  POSITIONS AND OFFICES
                NAME                            WITH UNDERWRITER                      WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------
Vic Galef                             Vice President & Managing Director                     --

Lydia A. Gavalis                      Vice President & Assistant Secretary  Vice President & Assistant Secretary

Greg Gettinger                        Vice President & Assistant Secretary                   --

Kathy Heilig                          Vice President                        Vice President & Assistant Secretary

Jeff Jacobs                           Vice President                                         --

Samuel King                           Vice President                                         --

Kim Kirk                              Vice President & Managing Director                     --

John Krzeminski                       Vice President & Managing Director                     --

Carolyn McLaurin                      Vice President & Managing Director                     --

W. Kelso Morrill                      Vice President                                         --

Mark Nagle                            Vice President                        President & Chief Executive Officer

Joanne Nelson                         Vice President                                         --

Joseph M. O'Donnell                   Vice President & Assistant Secretary  Vice President & Assistant Secretary

Sandra K. Orlow                       Vice President & Secretary            Vice President & Assistant Secretary

Cynthia M. Parrish                    Vice President & Assistant Secretary                   --

Kim Rainey                            Vice President                                         --

Rob Redican                           Vice President                                         --

Maria Rinehart                        Vice President                                         --

Mark Samuels                          Vice President & Managing Director                     --

Steve Smith                           Vice President                                         --

Daniel Spaventa                       Vice President                                         --

Kathryn L. Stanton                    Vice President & Assistant Secretary  Vice President & Assistant Secretary

Lynda J. Striegel                     Vice President & Assistant Secretary  Vice President & Assistant Secretary

Lori L. White                         Vice President & Assistant Secretary                   --

Wayne M. Withrow                      Vice President & Managing Director                     --

    Item 28. Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

    (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
       (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

    Trust Company Bank
    Park Place
    P.O. Box 105504
    Atlanta, Georgia 30348

    Bank of New York
    One Wall Street
    New York, New York
    (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

    (b)/(c)With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
       (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

    SEI Investments Mutual Funds Services
    One Freedom Valley Road
    Oaks, Pennsylvania 19456

    (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

    STI Capital Management, N.A.
    P.O. Box 3808
    Orlando, Florida 32802

    Trusco Capital Management
    50 Hurt Plaza, Suite 1400
    Atlanta, Georgia 30303

    SunTrust Bank, Atlanta
    25 Park Place
    Atlanta, Georgia 30303

    Item 29. Management Services: None.

    Item 30. Undertakings: None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended and has duly caused this Post-Effective Amendment No. 26 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of January, 1999.


                                By:                /s/ MARK NAGLE
                                     -----------------------------------------
                                     Mark Nagle, President and Chief Executive
                                                      Officer

    Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


             NAME                         TITLE                    DATE
------------------------------  --------------------------  -------------------

              *
------------------------------  Trustee                      January 26, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                      January 26, 1999
      Daniel S. Goodrum

              *
------------------------------  Trustee                      January 26, 1999
        Jesse S. Hall

              *
------------------------------  Trustee                      January 26, 1999
        Wilton Looney

              *
------------------------------  Trustee                      January 26, 1999
      Champney A. McNair

              *
------------------------------  Trustee                      January 26, 1999
       T. Gordy Germany

              *
------------------------------  Trustee                      January 26, 1999
      Bernard F. Sliger

              *
------------------------------  Trustee                      January 26, 1999
      Jonathan T. Walton

             NAME                         TITLE                    DATE
------------------------------  --------------------------  -------------------

              *
------------------------------  Trustee                      January 26, 1999
      William H. Cammack

       /s/ CAROL ROONEY
------------------------------  Controller, Treasurer &      January 26, 1999
         Carol Rooney             Chief Financial Officer

        /s/ MARK NAGLE
------------------------------  President & Chief            January 26, 1999
          Mark Nagle              Executive Officer



*By:     /s/ KEVIN P. ROBINS
      -------------------------
        Kevin P. Robins, With
          Power of Attorney

                                 EXHIBIT INDEX

NUMBER                                                      EXHIBIT
------------  ----------------------------------------------------------------------------------------------------

EX-99.A       Declaration of Trust--originally filed with Registrant's Registration Statement on Form N-1A filed
              February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-015938 on July 31, 1996.

EX-99.B1      By-Laws--originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's
              Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31,
              1996.

EX-99.B2      Amended By-Laws--incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to
              the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
              0001047469-98-027407 on July 15, 1998.

EX-99.C       Not applicable.

EX-99.D1      Revised Investment Advisory Agreement with Trusco Capital Management, Inc.--as originally filed with
              Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to
              Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D2      Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of
              Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via
              EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D3      Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI
              Capital Management, N.A.--as originally filed with Registrant's Post-Effective Amendment No. 6 filed
              October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to
              the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-015938 on July 31, 1996.

EX-99.D4      Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta)--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.

EX-99.E       Distribution Agreement--incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
              0000912057-96-021336 on September 27, 1996.

EX-99.F       Not applicable.

EX-99.G1      Custodian Agreement with Trust Company Bank dated February 1, 1994--originally filed with
              Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G2      Custodian Agreement with the Bank of California--incorporated by reference to Exhibit 8(a) of
              Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via
              EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

NUMBER                                                      EXHIBIT
------------  ----------------------------------------------------------------------------------------------------
EX-99.G3      Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and
              The Bank of New York dated May 6, 1997--incorporated by reference to Exhibit 8(d) of Post-Effective
              Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
              No. 0000912057-97-032207 on September 30, 1997.

EX-99.H1      Transfer Agent Agreement with Federated Services Company dated May 14, 1994-- originally filed with
              Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit
              8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the
              SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H2      Administration Agreement with SEI Financial Management Corporation dated May 29, 1995--originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to
              Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.H3      Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and
              SEI Financial Management Corporation--incorporated by reference to Exhibit 9(b) of Post-Effective
              Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession
              No. 0000912057-97-032207 on September 30, 1997.

EX-99.I       Opinion and Consent of Counsel--originally filed with Pre-Effective Amendment No. 2 to the
              Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of
              Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via
              EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.J       Not applicable.

EX-99.K       Not applicable.

EX-99.L       Not applicable.

EX-99.M1      Distribution Plan--Investor Class--incorporated by reference to Exhibit 15 of Post-Effective
              Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
              No. 0000912057-96-021336 on September 27, 1996.

EX-99.M2      Distribution and Service Agreement relating to Flex Shares dated May 29, 1995-- originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit
              15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the
              SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.N       Not applicable.

EX-99.O       Rule 18f-3 Plan--incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the
              Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.P       Powers of Attorney--incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to
              the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July
              30, 1998.